Expense Example {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Investor Class PRO-09 - Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942